Other assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other assets
30	Other assets

	Prepayment for exclusive use right of an airport terminal	Software	Leasehold improvements	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At January 1, 2017	230	255	119	404	1,008
Additions	—	33	44	402	479
Acquisitions through business combinations	—	2	—	—	2
Transferred from construction in progress (Note 20)	—	142	56	13	211
Disposals	—	(4)	—	(20)	(24)
Amortization for the year	(10)	(112)	(38)	(122)	(282)

At December 31, 2017	220	316	181	677	1,394

At January 1, 2018	220	316	181	677	1,394
Additions	—	105	—	407	512
Acquisitions through business combinations	—	—	36	—	36
Transferred from construction in progress (Note 20)	—	69	86	—	155
Disposals	—	—	—	(6)	(6)
Amortization for the year	(10)	(118)	(61)	(126)	(315)

At December 31, 2018	210	372	242	952	1,776

Representing:

		2018	2017
	Notes	RMB million	RMB million
Amount paid to related parties	42(b)&51(c)	227	160
Amount paid to third parties and others		1,549	1,234

		1,776	1,394